Loss Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net Loss available to common stockholders	$ (43)	$ (2,245)
Net loss per Weighted Average Shares	5,401,566	3,993,560
Net loss per Share Amount	$ (0.01)	$ (0.56)